PROPERTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Purchase property	$ 1,000		$ 1,000
Purchase of Property and Equipment	35,000			$ 16,742
Depreciation expense	10,735	6,647	25,196	34,832
Addition to fixed assets	186,327	$ 0
Cash	35,000
Financed through vehicle loans	$ 151,327
Gain on sale of property and equipment			$ 464	16,295
Computer [Member]
Property for their estimated useful lives	3 years		3 years
Other Assets [Member]
Property for their estimated useful lives	7 years		7 years
Office Equipment [Member]
Cost			$ 9,750	144,662
Net book value			9,286	109,527
Proceeds received			9,750	125,822
Gain on sale of property and equipment			$ 464	$ 16,295